Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities and Other Payables [Abstract]
Deposits	$ 302,732	$ 319,579
Accrued expenses	862,076	943,319
Salary payable	733,013	661,972
Others	26,647	132,995
Total	$ 1,924,468	$ 2,057,865